Document and Entity Information	Oct. 30, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001718227
Document Type	8-K/A
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	CONSTRUCTION PARTNERS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38479
Entity Tax Identification Number	26-0758017
Entity Address, Address Line One	290 Healthwest Drive
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	Dothan
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36303
City Area Code	(334)
Local Phone Number	673-9763
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	ROAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 4, 2024, Construction Partners, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K (the “Original Form 8-K”) in connection with the completion of the Company’s acquisition of Asphalt Inc., LLC (doing business as Lone Star Paving), a Texas limited liability company (“Lone Star”), pursuant to that certain Unit Purchase Agreement, dated as of October 20, 2024, by and among the Company, Lone Star, the individual sellers listed on the signature pages thereto (the “Sellers”) and John J. Wheeler, in his capacity as the Sellers’ representative thereunder (the “Acquisition”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K to provide the historical financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were omitted from the Original Report as permitted by paragraphs (a)(3) and (b)(2) of Item 9.01 of Form 8-K. The presentation of the Target Financial Statements (defined below), including the level of detail provided therein, is not necessarily indicative of how the Company intends to present its financial results in the future. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. Such pro forma financial information does not purport to represent the actual results of operations that the Company would have achieved had it completed the Acquisition prior to the periods presented in the pro forma financial information, and it is not intended as a projection of the future results of operations that the Company may achieve after the Acquisition. No other amendments are being made to the Original Form 8-K by this Amendment. This Amendment should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Acquisition.